Equity-accounted Investments	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Equity-accounted Investments	Equity-accounted Investments:
For the year ended December 31, 2024, the Corporation recorded $4,941,000 (2023 - $10,131,000) in equity loss of investment in joint venture and associates, consisting of equity loss in Weichai Ballard JV of $4,941,000 (2023 - $9,931,000) and equity loss in Synergy Ballard JV Co of $nil (2023 - $200,000).
On completion of an Equity Transfer Agreement in October 2023, the Corporation disposed of its 10% investment in Synergy Ballard JVCo valued at $nil as of December 31, 2023.
Investment in Weichai Ballard JV

Investment in Weichai Ballard JV	December 31, 2024	December 31, 2023
Beginning balance	$13,901	$24,026
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net	(168)	1,205
Equity in loss	(4,941)	(9,931)
Cumulative translation adjustment due to foreign exchange	(554)	(1,399)
Ending balance	$8,238	$13,901
Weichai Ballard JV is an associate in which the Corporation has significant influence and a 49% ownership interest. At December 31, 2024, as specified in the Equity Joint Venture Agreement, the Corporation has fulfilled its capital contribution commitments to Weichai Ballard JV.
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2024, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2024	December 31, 2023
Percentage ownership interest (49%)
Current assets	$40,993	$63,023
Non-current assets	50	132
Current liabilities	(18,398)	(29,265)
Net assets (100%)	22,645	33,890
Corporation's share of net assets (49%)	11,096	16,607
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(3,182)	(3,030)
Carrying amount of investment in Weichai Ballard JV	$8,238	$13,901

	December 31,	December 31,
	2024	2023
Revenue (100%)	$2,290	$12,705
Net loss (100%)	10,084	20,268
Corporation's share of net loss (49%)	$4,941	$9,931